SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%				10.00%
Segment reporting Information
Goodwill	$ 235,414				$ 235,414				$ 229,279
Revenues from Mining Operations	336,424		459,561		756,846		932,495
Production Costs	(225,951)	[1]	(219,906)	[1]	(456,004)	[1]	(434,941)	[1]
Exploration and Corporate Development	(11,326)		(34,286)		(19,897)		(57,394)
Amortization of Property, Plant and Mine Development	(70,128)		(66,310)		(140,199)		(130,863)
Foreign Currency Translation Gain (Loss)	11,120		11,009		7,462		(4,508)
Segment Income (Loss)	40,139		150,068		148,208		304,789
Interest and sundry expense	(3,734)		(23)		(3,946)		246
Impairment loss on available-for-sale securities	(17,313)		(11,581)		(28,308)		(11,581)
Loss on sale of available-for-sale securities			(6,731)				(6,731)
Gain (loss) on derivative financial instruments	(1,936)		(4,321)		1,046		(3,426)
General and administrative expenses	(28,385)		(32,015)		(65,705)		(65,943)
Provincial capital tax	1,504		(4,001)		1,504		(4,001)
Interest expense	(13,735)		(14,220)		(27,651)		(28,667)
Income (loss) before income and mining taxes	(23,460)		77,176		25,148		184,686
Total Assets	5,250,800				5,250,800				5,255,842
Canada
Segment reporting Information
Revenues from Mining Operations	232,251		283,851		491,939		577,410
Production Costs	(168,854)		(155,572)		(336,956)		(309,416)
Exploration and Corporate Development			(12,250)				(23,963)
Amortization of Property, Plant and Mine Development	(55,676)		(48,799)		(107,192)		(95,904)
Foreign Currency Translation Gain (Loss)	6,670		6,946		8,022		(1,667)
Segment Income (Loss)	14,391		74,176		55,813		146,460
Total Assets	3,230,189				3,230,189				3,279,881
Canada | Meliadine Mine Project
Segment reporting Information
Goodwill	200,100				200,100
Latin America
Segment reporting Information
Revenues from Mining Operations	86,126		120,706		174,722		225,002
Production Costs	(38,938)		(40,819)		(73,707)		(75,980)
Amortization of Property, Plant and Mine Development	(10,863)		(10,455)		(20,828)		(20,508)
Foreign Currency Translation Gain (Loss)	16,617		3,953		(727)		(1,791)
Segment Income (Loss)	52,942		73,385		79,460		126,723
Total Assets	1,137,476				1,137,476				1,069,379
Latin America | La India Mine Project
Segment reporting Information
Goodwill	29,200				29,200
Latin America | Urastar Gold Corporation
Segment reporting Information
Goodwill	6,100				6,100
Europe
Segment reporting Information
Revenues from Mining Operations	18,047		55,004		90,185		130,083
Production Costs	(18,159)		(23,515)		(45,341)		(49,545)
Amortization of Property, Plant and Mine Development	(3,589)		(7,056)		(12,179)		(14,451)
Foreign Currency Translation Gain (Loss)	(7,697)		(152)		3,423		(1,216)
Segment Income (Loss)	(11,398)		24,281		36,088		64,871
Total Assets	817,545				817,545				846,941
Exploration
Segment reporting Information
Exploration and Corporate Development	(11,326)		(22,036)		(19,897)		(33,431)
Foreign Currency Translation Gain (Loss)	(4,470)		262		(3,256)		166
Segment Income (Loss)	(15,796)		(21,774)		(23,153)		(33,265)
Total Assets	65,590				65,590				59,641
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	40,139		150,068		148,208		304,789
Interest and sundry expense	(3,734)		(23)		(3,946)		246
Impairment loss on available-for-sale securities	(17,313)		(11,581)		(28,308)		(11,581)
Loss on sale of available-for-sale securities			(6,731)				(6,731)
Gain (loss) on derivative financial instruments	(1,936)		(4,321)		1,046		(3,426)
General and administrative expenses	(28,385)		(32,015)		(65,705)		(65,943)
Provincial capital tax	1,504		(4,001)		1,504		(4,001)
Interest expense	(13,735)		(14,220)		(27,651)		(28,667)
Income (loss) before income and mining taxes	$ (23,460)		$ 77,176		$ 25,148		$ 184,686

[1]	Exclusive of amortization shown separately below